Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investment in Trading Companies, cost	$ 8,187,506	$ 12,202,514
Meritage Futures Fund LP [Member]
Investment in Trading Companies, cost	$ 9,478,479	$ 13,118,174
Class A [Member]
Limited Partners capital, Units outstanding	6,317.183	7,966.490
Class A [Member] | Meritage Futures Fund LP [Member]
Limited Partners capital, Units outstanding	9,458.759	12,689.809
Class B [Member]
Limited Partners capital, Units outstanding	900.951	1,544.368
Class B [Member] | Meritage Futures Fund LP [Member]
Limited Partners capital, Units outstanding	985.930	1,151.594
Class C [Member]
Limited Partners capital, Units outstanding	1,439.006	2,039.850
Class C [Member] | Meritage Futures Fund LP [Member]
Limited Partners capital, Units outstanding	428.256	770.786
Class Z [Member]
General Partner capital, Units outstanding	81.530	110.909
Limited Partners capital, Units outstanding	9.003	9.003
Class Z [Member] | Meritage Futures Fund LP [Member]
General Partner capital, Units outstanding	100.260	161.611
Limited Partners capital, Units outstanding	17.770	17.770